CONVERTIBLE PROMISSORY NOTES - Initial Issuance and Bifurcated Embedded Derivative Liability (Details) - Convertible promissory notes	12 Months Ended
Dec. 31, 2019 USD ($)
CONVERTIBLE PROMISSORY NOTES
Convertible promissory notes- issuances	$ 250,000
Conversion of accounts payable into convertible promissory notes	134,800
Total issuances and conversions into convertible promissory notes	384,800
Embedded derivative liability
Initial balance	21,000
Realized and unrealized gains and losses	2,000
Converted embedded derivative liability into Series A1 Preferred Stock	(23,000)
Ending balance	$ 0